Taxation - Summary of Composition of Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses		¥ 1,223	¥ 1	¥ 0
Deferred income tax expenses		0
Income tax expenses	$ 187	¥ 1,223	¥ 1	¥ 0